Goodwill - Schedule of Reconciliation of Changes in Goodwill (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	[1]	$ 2,073.6
Goodwill, end of the year		2,712.5	$ 2,073.6	[1]
Gross
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year		2,193.4	2,152.4
Acquisitions		503.0	74.2
Impact of foreign exchange		135.9	(33.2)
Goodwill, end of the year		2,832.3	2,193.4
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year		(119.8)
Goodwill, end of the year		$ (119.8)	$ (119.8)

[1]	Revised for change in accounting policy (see Note 6.c)